Long-term debt (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Long-term debt
Senior	SFr 141,402	SFr 133,056
Subordinated	24,103	26,285
Non-recourse liabilities from consolidated VIEs	1,391	1,746
Long-term debt	166,896	161,087
of which reported at fair value	68,722	70,976
Structured notes
Long-term debt
Long-term debt	43,126	47,039
Bank
Long-term debt
Senior	95,468	94,768
Subordinated	63,836	63,765
Non-recourse liabilities from consolidated VIEs	1,391	1,746
Long-term debt	160,695	160,279
of which reported at fair value	67,788	70,243
Bank | Structured notes
Long-term debt
Long-term debt	SFr 43,126	SFr 47,039